RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from (Paid to) Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 9,813	$ 10,274	$ 16,880
Total operating expenses	4,065	3,831	3,987
Total other income (expenses)	1,059	(22,445)	(8,563)
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total operating expenses	3,543	2,948	2,514
Seatankers Management Norway AS
Disclosure of transactions between related parties [line items]
Total operating expenses	0	523	880
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	4,928	2,027	2,196
Total operating expenses	522	360	593
SFL
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	2,080	3,191	5,925
Golden Ocean
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	48	1,212	4,182
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	0	11	8
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,504	1,538	1,513
Avance Gas
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	507	1,697	1,989
Shareholder loan facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	0	(12,548)	(255)
Revolving credit facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	0	(9,299)	(11,690)
FMS Holdco share of results
Disclosure of transactions between related parties [line items]
Total other income (expenses)	1,002	1,053	611
TFG Marine
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	746	598	1,060
Total other income (expenses)	57	(1,651)	2,771
Other related parties
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 0	$ 0	$ 7